Taxation - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax provision at weighted average rate			$ (50,797)	$ 132,775	$ 43,092
Permanent differences:
Non taxable (income) loss			(23,036)	(19,870)	(50,745)
Revision to prior year estimates			7,402	2,016	8,551
State, local and foreign taxes			27,499	47,078	12,225
Valuation allowance			9,517	(181)	5,754
Net allocated investment income			(405)	3,399	5,949
Stock options			(433)	411	1,501
Non-deductible expenses			42,839	22,556	23,662
Realized capital loss carry-forward valuation allowance reduction			2,075	(2,916)	0
Adjustments related to Life Retro Arrangements			(35,045)	(99,535)	0
Non-taxable reserve release			(11,877)	3,974	(2,484)
Uncertain tax positions			13,100	7,190	30,000
Total tax expense	$ 22,295	$ 24,218	$ (19,161)	$ 96,897	$ 77,505